Legal Proceedings - Additional Information (Details) - Plaintiffs	9 Months Ended
Mar. 31, 2022 USD ($)
Disclosure Of Legal Proceedings [Line Items]
Provision for litigation settlements	$ 2,000,000.0
Admission of liability	$ 0